Convertible Notes and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Temporary Equity Disclosure [Abstract]
Schedule of Fair Value of Warrant Liability

The aggregate fair value of the Company’s warrant liability at the closing of the IPO on February 10, 2014 was estimated using a Black-Scholes valuation model with the following assumptions for the five-year term and two-year term common stock warrants, respectively:

	Five-year term	Two-year term
Stock price	$8.91	$8.91
Exercise price	$10.00	$10.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.48%	0.32%
Expected life (in years)	5.00	2.00
Expected volatility	90.0%	90.0%

As of December 31, 2013, warrants to purchase common stock are reflected as a liability on the balance sheet, which is adjusted to estimated fair value at the end of each reporting period over the term of the warrants. The aggregate fair value of the warrant liability for warrants to purchase common stock as of December 31, 2013 of approximately $2,132,000 was estimated using a probability weighted Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$1.48 – 7.69	$1.48 – 7.69
Exercise price	$1.48 – 7.69	$1.48 – 7.69
Expected dividend yield	0%	0%
Discount rate-bond equivalent yield	1.73%	0.38%
Expected life (in years)	5.0	2.0
Expected volatility	100.0%	90.0%